Acquisitions (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition

The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
KGS
Securities - trading	5,193
Securities borrowed or purchased under resale agreements	5,669
Goodwill and intangible assets	103
Other assets	583
Total assets	11,548
Securities lent or sold under repurchase agreements	9,563
Securities sold but not yet purchased	1,431
Other liabilities	158
Purchase price	396

  The purchase price allocation for KGS is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.